Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
YieldMax(R) AAPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.05%	18.61%
YieldMax(R) ABNB Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.78%)
YieldMax(R) AI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(58.53%)	(14.39%)
YieldMax(R) AMD Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	55.58%	(16.65%)
YieldMax(R) AMZN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.26%	35.90%
YieldMax(R) COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(25.49%)	25.11%
YieldMax(R) DIS Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.38%	14.73%
YieldMax(R) GOOGL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	54.17%	12.96%
YieldMax(R) JP Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.10%	13.76%
YieldMax(R) META Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.41%	44.06%
YieldMax(R) MRNA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(34.49%)	(59.33%)
YieldMax(R) MSFT Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.05%	11.16%
YieldMax(R) NFLX Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.64%	66.96%
YieldMax(R) NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	27.91%	115.87%
YieldMax(R) PYPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(29.52%)	44.69%
YieldMax(R) SNOW Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	32.33%
YieldMax(R) XYZ Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(28.92%)	22.41%
YieldMax(R) TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.17%	29.51%	50.24%
YieldMax(R) XOM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.01%	5.90%